Equity Transactions	12 Months Ended
Dec. 31, 2023
Equity Transactions [Abstract]
EQUITY TRANSACTIONS

NOTE 7 – EQUITY TRANSACTIONS

The Company was established with three classes of stock, common stock – 1,500,000,000 shares authorized at a par value of $0.0001 Class B preferred stock 500,000 shares authorized at a par value of $0.001 and Class C preferred stock 5,000,000 shares authorized at a par value of $0.0001.

On December 31, 2023 and 2022, the Company issue and outstanding common stock was 1,044,861,360 shares, 405,250 shares of Class B preferred stock and 1,000,000 shares of Class C preferred stock.

On November 1, 2021, the shareholders of the Company approved a 1-for-2500 reverse split. As of December 31, 2023, the reverse split has not been declared effective by FINRA to broker deals in the quotation system.

On February 1, 2022, the Company entered into a Stock Purchase Agreement with an individual to sell 1,666,667 shares of the Company’s common stock for $250,000 or $0.15 shares. The shares issued will be calculated on a post-reverse split basis. The Company has a planned 1-for-2500 reverse stock split of its common stock was not declared effective as of December 31, 2023 by FINRA to broker deals in the quotation system. The shares have not been issued to the individual at December 31, 2023.

On February 22, 2022, the Company entered into a consulting agreement to provide service to the Company. Pursuant to the agreement, the consultant is compensated with 1,000,000 shares of the Company’s restricted common stock. The shares were valued at $0.0014 per share. The shares have not been issued to the consultant on December 31, 2023.

On September 12, 2022, the Company entered into a Stock Purchase Agreement with an individual to sell 2,000,000 shares of the Company’s common stock for $500,000 or $0.25 shares. The shares issued will be calculated on a post-reverse split basis. The Company has a planned 1-for-2500 reverse stock split of its common stock was not declared effective as of December 31, 2023 by FINRA to broker deals in the quotation system. The shares have not been issued to the individual at December 31, 2023.

On August 15, 2023, the Company entered into a Stock Purchase Agreement with an individual to sell 300,000 shares of the Company’s restricted common stock for $75,000 or $0.25 shares. The shares issued will be calculated on a post-reverse split basis. The Company has a planned 1-for-2500 reverse stock split of its common stock was not declared effective as of December 31, 2023 by FINRA to broker deals in the quotation system. The shares have not been issued to the individual on December 31, 2023.

On August 15, 2023, the Company entered into a Stock Purchase Agreement with an individual to sell 100,000 shares of the Company’s restricted common stock for $25,000 or $0.25 shares. The shares issued will be calculated on a post-reverse split basis. The Company has a planned 1-for-2500 reverse stock split of its common stock was not declared effective as of December 31, 2023 by FINRA to broker deals in the quotation system. The shares have not been issued to the individual on December 31, 2023.